Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Building	2,705,595	2,670,908
Leasehold improvements	1,510,193	963,936
Machinery and equipment	637,353	-
Transportation equipment	284,042	302,809
Office equipment and computers	199,362	1,105,814
Total	5,336,545	5,043,467
Less: accumulated depreciation	(1,614,991)	(1,443,921)
Less: accumulated impairment	(519,543)	-
Property and equipment, net	3,202,011	3,599,546

Depreciation expenses were $303,732, accumulated depreciation transferred out due to disposal of subsidiaries was $146,305, and currency translation difference was $21,937 for the year ended June 30, 2025. Loss on disposal and write-off of property and equipment was $2,598 and $574 for the year ended June 30, 2025, respectively. The Group recorded impairment loss of property and equipment of $515,892 for the year ended June 30, 2025.

Depreciation expenses were $698,731, accumulated depreciation transferred out from plant and equipment written off was $37,195, and currency translation difference were $79,973 for the year ended June 30, 2024. Gain on disposal of property and equipment was $10,065 for the year ended June 30, 2024.

Depreciation expenses were $705,692, accumulated depreciation transferred out from plant and equipment written off was $1,537, and currency translation difference were $11,640 for the year ended June 30, 2023. Loss on disposal of property and equipment was $84,372 for the year ended June 30, 2023.

As of June 30, 2025, the building owned by the Group, for which the carrying value was $2,392,509, was pledged as collateral to secure long-term bank loans dated November 24, 2023 and November 27, 2023 borrowed from Industrial and Commercial Bank of China (Note 12).